Summary of Disaggregation of Projections Benefit Obligation (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Principal pension plans [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	$ 6,833	$ 6,763
Principal post retirement benefit plan [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	352	372
Other Pension Plans [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	2,264	2,339
Active Members [Member] | Principal pension plans [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	4,459	4,427
Active Members [Member] | Principal post retirement benefit plan [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	135	143
Active Members [Member] | Other Pension Plans [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	448	451
Deferred Members [Member] | Principal pension plans [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	452	466
Deferred Members [Member] | Other Pension Plans [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	362	371
Retired Members [Member] | Principal pension plans [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	1,922	1,870
Retired Members [Member] | Principal post retirement benefit plan [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	217	229
Retired Members [Member] | Other Pension Plans [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	$ 1,454	$ 1,517